RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties
	December 31,
	2021	2020

Accrued expenses	$38	$52

Schedule Of Related Party Expenses
	Year ended December 31,
	2021	2020	2019

Directors and management fees	$146	$167	$169